UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22997

Oaktree Funds
 (Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

John Sweeney
Oaktree Funds
333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

(855) 625-3863
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

OAKTREE HIGH YIELD BOND FUND
Schedule of Investments			July 31, 2016 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value $
Corporate Bonds – 92.0%
Aerospace & Defense – 1.2%
Huntington Ingalls Industries Inc[2]	5.00%	12/15/21	100,000	105,375
Huntington Ingalls Industries Inc[2]	5.00%	11/15/25	90,000	95,963
TA MFG Ltd[2]	3.63%	04/15/23	€ 100,000	106,901
				308,239
Auto Components – 1.4%
Goodyear Tire & Rubber Co	5.13%	11/15/23	80,000	85,000
Schaeffler Holding Finance BV (PIK 6.50%)	5.75%	11/15/21	€ 72,000	87,339
Tenneco Inc	5.38%	12/15/24	50,000	53,125
ZF North America Capital Inc[2]	4.50%	04/29/22	125,000	130,156
				355,620
Beverages – 0.5%
Cott Finance Corp[2]	5.50%	07/01/24	€ 100,000	118,578

Building Products – 1.4%
Kerneos Corporate SAS	5.75%	03/01/21	€ 100,000	117,614
Standard Industries Inc[2]	5.13%	02/15/21	85,000	89,250
Standard Industries Inc[2]	5.50%	02/15/23	145,000	151,887
USG Corp[2]	5.50%	03/01/25	10,000	10,713
				369,464
Capital Markets – 0.4%
Neuberger Berman Group LLC[2]	5.88%	03/15/22	100,000	103,750

Chemicals – 2.4%
Ineos Finance PLC[2]	4.00%	05/01/23	€ 130,000	147,797
Inovyn Finance PLC[2]	6.25%	05/15/21	€ 100,000	116,692
Plastipak Holdings Inc[2]	6.50%	10/01/21	125,000	128,750
PSPC Escrow Corp[2]	6.00%	02/01/23	€ 100,000	97,947
Tronox Finance LLC	6.38%	08/15/20	15,000	12,225
Tronox Finance LLC[2]	7.50%	03/15/22	140,000	111,825
				615,236
Commercial Services & Supplies – 2.5%
Carlson Wagonlit BV	7.50%	06/15/19	€ 165,000	192,678
Clean Harbors Inc	5.25%	08/01/20	125,000	128,437
Covanta Holding Corp	6.38%	10/01/22	115,000	119,313
Iron Mountain Europe PLC	6.13%	09/15/22	£ 100,000	138,453
TMS International Corp[2,4]	7.63%	10/15/21	90,000	65,250
				644,131
Communications Equipment – 1.0%
CommScope Holding Co Inc (PIK 7.38%)[2]	6.63%	06/01/20	46,000	47,664
CommScope Holding Co Inc[2]	5.50%	06/15/24	105,000	109,594
Hughes Satellite Systems Corp[2]	5.25%	08/01/26	25,000	25,000
Hughes Satellite Systems Corp[2]	6.63%	08/01/26	20,000	19,900
Plantronics Inc[2]	5.50%	05/31/23	50,000	50,750
				252,908
Construction & Engineering – 0.5%
AECOM	5.75%	10/15/22	130,000	137,475

Construction Materials – 1.5%
American Builders & Contractors Supply Co Inc[2]	5.63%	04/15/21	200,000	207,500
Summit Materials LLC	6.13%	07/15/23	185,000	187,312
				394,812
Consumer Finance – 0.6%
Ally Financial Inc	4.13%	02/13/22	10,000	10,187

Ally Financial Inc	4.63%	05/19/22	30,000	31,074
Lincoln Finance Ltd[2]	6.88%	04/15/21	€ 100,000	121,164
				162,425
Containers & Packaging – 4.8%
Ardagh Packaging Finance PLC	4.25%	01/15/22	€ 100,000	115,812
Ardagh Packaging Finance PLC[2]	6.75%	05/15/24	€ 125,000	147,000
Ball Corp	4.38%	12/15/23	€ 130,000	161,876
Cascades Inc[2]	5.50%	07/15/22	125,000	123,750
Cascades Inc[2]	5.75%	07/15/23	55,000	54,450
Graphic Packaging International Inc	4.88%	11/15/22	15,000	15,731
Kloeckner Pentaplast of America Inc[2]	7.13%	11/01/20	€ 100,000	118,509
Owens-Brockway Glass Container Inc[2]	5.00%	01/15/22	125,000	130,938
Sealed Air Corp[2]	4.50%	09/15/23	€ 100,000	122,142
SIG Combibloc Holdings SCA[2]	7.75%	02/15/23	€ 100,000	119,766
Silgan Holdings Inc	5.50%	02/01/22	120,000	124,200
				1,234,174
Distributors – 0.5%
LKQ Italia Bondco SpA[2]	3.88%	04/01/24	€ 105,000	124,434

Diversified Consumer Services – 0.5%
AA Bond Co Ltd[2]	5.50%	07/31/22	£ 100,000	129,744

Diversified Telecommunication Services – 6.8%
Altice SA	7.25%	05/15/22	€ 100,000	113,490
Altice SA	5.25%	02/15/23	€ 100,000	115,155
CenturyLink Inc	5.80%	03/15/22	145,000	148,806
Frontier Communications Corp	7.13%	01/15/23	45,000	41,962
Frontier Communications Corp	7.63%	04/15/24	140,000	129,850
Intelsat Jackson Holdings SA	7.25%	10/15/20	125,000	91,562
Intelsat Jackson Holdings SA	7.50%	04/01/21	20,000	14,300
Intelsat Jackson Holdings SA2	8.00%	02/15/24	105,000	100,800
Level 3 Financing Inc	5.13%	05/01/23	250,000	258,438
SBA Communications Corp	4.88%	07/15/22	115,000	118,163
SFR Group SA	5.63%	05/15/24	€ 225,000	256,960
Telecom Italia SpA	3.25%	01/16/23	€ 110,000	134,185
Telefonica Europe BV3	6.50%	09/29/49	€ 100,000	120,011
Ziggo Bond Finance BV2	4.63%	01/15/25	€ 100,000	111,015
				1,754,697
Energy Equipment & Services – 1.1%
PHI Inc	5.25%	03/15/19	105,000	97,125
Precision Drilling Corp	6.50%	12/15/21	80,000	73,200
Weatherford International Ltd	7.75%	06/15/21	95,000	90,102
Weatherford International Ltd	4.50%	04/15/22	10,000	8,300
Weatherford International Ltd	8.25%	06/15/23	5,000	4,675
				273,402
Food & Staples Retailing – 1.1%
Albertsons Companies Inc[2]	6.63%	06/15/24	75,000	79,875
Ingles Markets Inc	5.75%	06/15/23	130,000	134,225
Rite Aid Corp[2]	6.13%	04/01/23	55,000	58,575
				272,675
Food Products – 4.0%
Boparan Finance PLC	5.50%	07/15/21	£ 100,000	123,792
Darling Global Fiance BV2	4.75%	05/30/22	€ 120,000	139,131
FAGE International SA2	5.63%	08/15/26	200,000	204,750
Pilgrim's Pride Corp[2]	5.75%	03/15/25	50,000	50,875
Pinnacle Foods Finance LLC	4.88%	05/01/21	125,000	129,688
Pinnacle Foods Finance LLC[2]	5.88%	01/15/24	25,000	26,688
Post Holdings Inc[2]	6.75%	12/01/21	95,000	101,650
Post Holdings Inc[2]	7.75%	03/15/24	25,000	27,781
Post Holdings Inc[2]	5.00%	08/15/26	45,000	44,972
R&R Ice Cream PLC	5.50%	05/15/20	£ 100,000	136,100
TreeHouse Foods Inc[2]	6.00%	02/15/24	50,000	54,000
				1,039,427

Gas Utilities – 1.5%
AmeriGas Partners LP	7.00%	05/20/22	40,000	42,350
AmeriGas Partners LP	5.63%	05/20/24	190,000	196,887
Suburban Propane Partners LP	5.50%	06/01/24	15,000	14,888
Suburban Propane Partners LP	5.75%	03/01/25	135,000	135,000
				389,125
Health Care Equipment & Supplies – 1.3%
Auris Luxembourg II SA2	8.00%	01/15/23	€ 100,000	121,885
ConvaTec Finance International SA (PIK 9.00%)[2]	8.25%	01/15/19	200,000	201,050
				322,935
Health Care Providers & Services – 7.2%
Acadia Healthcare Co Inc	5.13%	07/01/22	130,000	128,700
Amsurg Corp	5.63%	07/15/22	125,000	131,719
Centene Corp	5.63%	02/15/21	65,000	68,819
Centene Corp	4.75%	05/15/22	30,000	31,050
Centene Corp	6.13%	02/15/24	45,000	48,460
DaVita HealthCare Partners Inc	5.00%	05/01/25	135,000	136,856
Envision Healthcare Corp[2]	5.13%	07/01/22	135,000	138,037
HCA Holdings Inc	6.25%	02/15/21	335,000	363,894
HCA Holdings Inc	5.25%	06/15/26	80,000	85,000
HealthSouth Corp	5.75%	11/01/24	100,000	104,250
Holding Medi-Partenaires SAS	7.00%	05/15/20	€ 100,000	117,986
HomeVi SAS	6.88%	08/15/21	€ 100,000	119,629
Lifepoint Health Inc	5.88%	12/01/23	40,000	42,300
LifePoint Health Inc	5.50%	12/01/21	35,000	36,823
LifePoint Health Inc[2]	5.38%	05/01/24	90,000	92,250
Tenet Healthcare Corp	4.75%	06/01/20	145,000	148,081
Tenet Healthcare Corp	6.75%	06/15/23	65,000	62,806
				1,856,660
Health Care Technology – 0.7%
IMS Health Inc[2]	4.13%	04/01/23	€ 145,000	168,229

Hotels, Restaurants & Leisure – 4.2%
Boyd Gaming Corp[2]	6.38%	04/01/26	85,000	91,056
Cedar Fair LP	5.38%	06/01/24	50,000	52,250
Churchill Downs Inc	5.38%	12/15/21	75,000	77,250
Churchill Downs Inc[2]	5.38%	12/15/21	10,000	10,300
CPUK Finance Ltd[2]	7.00%	08/28/20	£ 100,000	140,665
ESH Hospitality Inc[2]	5.25%	05/01/25	75,000	75,187
MGM Resorts International	5.25%	03/31/20	125,000	134,062
New Red Finance Inc[2]	4.63%	01/15/22	85,000	87,763
PortAventura Entertainment Barcelona BV	7.25%	12/01/20	€ 100,000	116,871
Scientific Games International Inc[2]	7.00%	01/01/22	85,000	88,825
Six Flags Entertainment Corp[2]	4.88%	07/31/24	115,000	115,575
Yum! Brands Inc[2]	5.00%	06/01/24	90,000	94,275
				1,084,079
Household Durables – 1.2%
Apex Tool Group LLC[2]	7.00%	02/01/21	155,000	139,888
Tempur Sealy International Inc	5.63%	10/15/23	30,000	31,200
Tempur Sealy International Inc[2]	5.50%	06/15/26	135,000	136,941
				308,029
Household Products – 0.8%
Energizer Holdings Inc[2]	5.50%	06/15/25	80,000	81,898
Spectrum Brands Inc	5.75%	07/15/25	125,000	135,938
				217,836
Independent Power & Renewable Electricity Producers – 1.9%
AES Corp	6.00%	05/15/26	95,000	100,225
Calpine Corp	5.38%	01/15/23	65,000	65,162
Dynegy Inc	6.75%	11/01/19	70,000	71,663
NRG Energy Inc	7.88%	05/15/21	141,000	146,993
TerraForm Power Operating LLC[2]	5.88%	02/01/23	115,000	116,006
				500,049

Insurance – 0.5%
HUB International Ltd[2]	7.88%	10/01/21	115,000	115,575

IT Services – 2.4%
Cardtronics Inc	5.13%	08/01/22	130,000	131,462
First Data Corp[2]	7.00%	12/01/23	215,000	222,256
First Data Corp[2]	5.00%	01/15/24	50,000	50,563
First Data Corp[2]	5.75%	01/15/24	105,000	106,313
Worldpay Finance PLC[2]	3.75%	11/15/22	€ 100,000	117,670
				628,264
Life Science Tools & Services – 1.5%
Ephios Bondco PLC	6.25%	07/01/22	€ 100,000	119,627
Jaguar Holding Co II2	6.38%	08/01/23	115,000	122,279
VWR Funding Inc[2]	4.63%	04/15/22	€ 125,000	144,803
				386,709
Machinery – 1.5%
BlueLine Rental Finance Corp[2]	7.00%	02/01/19	125,000	115,625
CNH Industrial Capital LLC	4.38%	11/06/20	105,000	108,284
Milacron LLC[2]	7.75%	02/15/21	150,000	158,250
				382,159
Media – 5.5%
Arqiva Broadcast Finance PLC	9.50%	03/31/20	£ 100,000	143,595
CCO Holdings LLC[2]	5.13%	05/01/23	85,000	88,081
CCO Holdings LLC[2]	5.88%	04/01/24	30,000	32,100
CSC Holdings Inc	5.25%	06/01/24	75,000	71,579
DISH DBS Corp	5.88%	07/15/22	100,000	100,188
DISH DBS Corp[2]	7.75%	07/01/26	40,000	41,575
Telenet Finance SCA	6.25%	08/15/22	€ 110,000	132,613
Unitymedia Hessen GmbH & Co KG	5.13%	01/21/23	€ 81,000	96,309
Unitymedia Hessen GmbH & Co KG	5.63%	04/15/23	€ 92,000	110,625
Univision Communications Inc[2]	6.75%	09/15/22	96,000	102,960
Univision Communications Inc[2]	5.13%	05/15/23	60,000	61,950
Virgin Media Finance PLC	7.00%	04/15/23	£ 125,000	175,357
Vougeot Bidco PLC	7.88%	07/15/20	£ 100,000	138,294
WMG Acquisition Corp	6.25%	01/15/21	€ 112,500	129,612
				1,424,838
Metals & Mining – 4.1%
Anglo American Capital PLC	1.75%	04/03/18	€ 100,000	112,793
ArcelorMittal	6.50%	03/01/21	200,000	212,000
ArcelorMittal	6.13%	06/01/25	35,000	37,264
BlueScope Steel Finance Ltd[2]	6.50%	05/15/21	55,000	58,025
Cliffs Natural Resources Inc[2]	8.25%	03/31/20	85,000	87,975
Eldorado Gold Corp[2]	6.13%	12/15/20	105,000	105,787
First Quantum Minerals Ltd[2]	7.25%	05/15/22	165,000	146,438
HudBay Minerals Inc	9.50%	10/01/20	85,000	81,813
Novelis Inc	8.75%	12/15/20	40,000	41,702
SunCoke Energy Partners LP2,4	7.38%	02/01/20	135,000	115,425
Teck Resources Ltd[2]	8.50%	06/01/24	50,000	54,500
				1,053,722
Multiline Retail – 0.7%
Dollar Tree Inc	5.75%	03/01/23	85,000	92,012
Neiman Marcus Group LLC (PIK 9.50%)[2]	8.75%	10/15/21	125,000	99,375
				191,387
Oil, Gas & Consumable Fuels – 7.6%
Antero Resources Corp	5.13%	12/01/22	25,000	23,437
Antero Resources Corp	5.63%	06/01/23	80,000	76,100
Baytex Energy Corp[2]	5.13%	06/01/21	150,000	122,250
California Resources Corp	5.50%	09/15/21	80,000	37,200
Cheniere Energy	5.63%	02/01/21	95,000	98,563
Cheniere Energy	5.63%	04/15/23	20,000	20,500
Cheniere Energy[2]	7.00%	06/30/24	100,000	104,875

Cheniere Energy	5.63%	03/01/25	15,000	15,370
Cheniere Energy[2]	5.88%	06/30/26	95,000	97,613
Chesapeake Energy Corp	6.63%	08/15/20	65,000	49,725
CITGO Petroleum Corp[2]	6.25%	08/15/22	105,000	101,850
Denbury Resources Inc[2]	9.00%	05/15/21	120,000	120,600
Extraction Oil & Gas Holdings LLC[2]	7.88%	07/15/21	135,000	135,337
Gulfport Energy Corp	6.63%	05/01/23	90,000	91,125
Laredo Petroleum Inc	5.63%	01/15/22	105,000	95,550
Linn Energy LLC[2,5]	12.00%	12/15/20	74,000	27,935
Natural Resource Partners LP	9.13%	10/01/18	145,000	121,075
Newfield Exploration Co	5.63%	07/01/24	5,000	4,962
Oasis Petroleum Inc	6.88%	03/15/22	150,000	131,625
Oasis Petroleum Inc	6.88%	01/15/23	35,000	29,706
Regency Energy Partners LP	6.50%	07/15/21	130,000	134,362
Southwestern Energy Co	6.70%	01/23/25	125,000	121,875
Targa Resources Partners LP2	6.75%	03/15/24	125,000	130,938
Ultra Petroleum Corp[2,4,5]	6.13%	10/01/24	90,000	67,950
				1,960,523
Paper & Forest Products – 0.7%
Reynolds Group Issuer Inc	5.75%	10/15/20	45,000	46,575
Reynolds Group Issuer Inc[2]	5.13%	07/15/23	60,000	61,950
Reynolds Group Issuer Inc[2]	7.00%	07/15/24	60,000	63,525
				172,050
Personal Products – 0.5%
First Quality Finannce Co Inc[2]	4.63%	05/15/21	135,000	133,144

Pharmaceuticals – 3.4%
Capsugel SA (PIK 7.75%)[2]	7.00%	05/15/19	139,000	140,737
Endo Finance LLC[2]	5.75%	01/15/22	55,000	49,775
Endo Finance LLC[2]	5.38%	01/15/23	25,000	21,812
Mallinckrodt International Finance SA2	5.75%	08/01/22	175,000	171,938
Prestige Brands Inc[2]	5.38%	12/15/21	150,000	153,938
Valeant Pharmaceuticals International Inc[2]	6.75%	08/15/18	40,000	39,400
Valeant Pharmaceuticals International Inc[2]	5.38%	03/15/20	35,000	31,391
Valeant Pharmaceuticals International Inc[2]	7.25%	07/15/22	250,000	224,375
Valeant Pharmaceuticals International Inc[2]	5.88%	05/15/23	60,000	50,250
				883,616
Professional Services – 0.7%
Nielsen Finance LLC[2]	5.00%	04/15/22	170,000	175,950

Road & Rail – 0.8%
KAG Holding Corp[2]	7.88%	07/31/23	90,000	91,575
Watco Companies LLC[2]	6.38%	04/01/23	105,000	105,525
				197,100
Software – 0.6%
Open Text Corp[2]	5.63%	01/15/23	120,000	123,900
Open Text Corp[2]	5.88%	06/01/26	20,000	20,838
				144,738
Specialty Retail – 1.5%
DBP Holding Corp[2]	7.75%	10/15/20	160,000	124,800
Group 1 Automotive Inc[2]	5.25%	12/15/23	25,000	24,937
Party City Holdings Inc[2]	6.13%	08/15/23	95,000	100,463
Rent-A-Center Inc	4.75%	05/01/21	155,000	130,975
				381,175
Technology Hardware, Storage & Peripherals – 1.7%
Dell International LLC[2]	5.45%	06/15/23	115,000	121,991
Dell International LLC[2]	6.02%	06/15/26	150,000	161,225
NCR Corp	5.88%	12/15/21	150,000	156,562
				439,778
Textiles, Apparel & Luxury Goods – 0.5%
Hanesbrands Finance SCA[2]	3.50%	06/15/24	€ 120,000	139,862

Trading Companies & Distributors – 1.9%
Ashtead Capital Inc[2]	6.50%	07/15/22	68,000	72,080
HD Supply Holdings Inc[2]	5.75%	04/15/24	160,000	170,776
International Lease Finance Corp	4.63%	04/15/21	120,000	128,700
Intrepid Aviation Group Holdings LLC[2]	6.88%	02/15/19	115,000	104,362
				475,918
Transportation Infrastructure – 0.9%
Flexi-Van Leasing Inc[2]	7.88%	08/15/18	95,000	93,575
Moto Finance PLC[2]	6.38%	09/01/20	£ 100,000	138,532
				232,107
Wireless Telecommunication Services – 4.0%
Matterhorn Telecom SA2	3.88%	05/01/22	€ 100,000	110,730
Matterhorn Telecom SA	3.88%	05/01/22	€ 100,000	110,729
Sprint Communications Inc	7.25%	09/15/21	340,000	318,964
T-Mobile Inc	6.25%	04/01/21	250,000	262,500
T-Mobile Inc	6.00%	04/15/24	30,000	32,091
Wind Acquisition Finance SpA[2]	7.38%	04/23/21	200,000	199,500
				1,034,514

Total Corporate Bonds (Cost $23,720,765)				23,691,262

Real Estate Investment Trusts (REITs) – 2.4%
Corrections Corp of America	4.63%	05/01/23	60,000	61,200
Geo Group Inc	5.13%	04/01/23	55,000	55,412
Geo Group Inc	6.00%	04/15/26	90,000	92,588
GLP Capital LP	5.38%	04/15/26	60,000	64,125
Lamar Media Corp[2]	5.75%	02/01/26	85,000	91,375
MPT Operating Partnership LP	6.38%	03/01/24	75,000	82,125
VEREIT Operating Partnership LP	4.60%	02/06/24	80,000	84,000
VEREIT Operating Partnership LP	4.88%	06/01/26	100,000	105,375
				636,200

Total Real Estate Investment Trusts (REITs) (Cost $608,539)				636,200

Bank Loans – 1.4%
Media – 0.6%
Delta 2 Lux SARL, Senior Secured 2nd Lien Term Loan, Tranche B3	7.75%	07/29/22	160,000	157,800

Metals & Mining – 0.3%
Murray Energy Corp, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2[3]	7.50%	04/16/20	103,900	77,665

Oil, Gas & Consumable Fuels – 0.5%
Ultra Petroleum Corp[3,5]	2.50%	10/06/16	130,000	117,975

Total Bank Loans (Cost $361,179)				353,440

Total Investments – 95.8% (Cost $24,690,483)				24,680,902

Other Assets in Excess of Liabilities – 4.2%				1,082,992

Net Assets – 100.0%	$25,763,894

[1]	Unless otherwise noted, amount is in U.S. Dollars
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At July 31, 2016, the value of these securities amounted to $12,623,812 or 49.0% of net assets.

[3]	Variable rate security. Rate disclosed as of July 31, 2016.
[4]	Illiquid security. At July 31, 2016, the value of these securities amounted to $248,625 or 1.0% of net assets.
[5]	Issuer is in default of interest payments.
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

PLC	– Public Limited Company
€	Euro
£	British Pound

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows+:

Tax Cost of Investments		$ 24,690,483
Gross Tax Unrealized Appreciation		842,814
Gross Tax Unrealized Depreciation		(852,395)
Net Tax Unrealized Appreciation (Depreciation)		$ (9,581)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

OAKTREE HIGH YIELD BOND FUND
Forward Currency Contracts			July 31, 2016 (Unaudited)
				Unrealized
	Settlement	Currency	Currency	Appreciation
Counterparty	Date	Sold	Purchased	(Depreciation)
Bank of New York Mellon	08/04/16	$43,957	€ 39,568	$290
Bank of New York Mellon	08/04/16	€ 4,652,482	$5,188,913	(13,709)
Bank of New York Mellon	08/04/16	£ 987,624	$1,292,520	(14,641)
				$(28,060)

€ Euro
£ British Pound

Country Breakdown
% of Net Assets
United States	70.8%
United Kingdom	6.9%
Canada	3.9%
Germany	3.5%
France	2.4%
Luxembourg	1.9%
Netherlands	1.6%
Switzerland	1.3%
Italy	1.3%
Spain	0.9%
Ireland	0.6%
Belgium	0.5%
Australia	0.2%
Other Assets in Excess of Liabilities	4.2%
100.0%

OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments	July 31, 2016 (Unaudited)
	Shares	Fair Value $
Common Stocks – 88.3%
Brazil – 2.2%
Ambev Sa - ADR	79,300	458,354
B2W Cia Digital [1]	27,912	112,599
Natura Cosmeticos SA	4,756	49,754
		620,707
China – 30.9%
Alibaba Group Holding Ltd - ADR [1]	7,927	653,819
Anhui Conch Cement Co Ltd	109,500	288,103
BOC Aviation Ltd [1,2]	26,100	124,472
Brilliance China Automotive Holdings Ltd	328,000	365,183
China Cinda Asset Management Co Ltd	748,000	243,772
China Construction Bank Corp	562,000	377,968
China Everbright International Ltd	248,900	269,554
China Life Insurance Co Ltd	123,824	280,868
China Longyuan Power Group Corp Ltd	391,000	314,758
China Mobile Ltd	53,200	658,804
China Overseas Land & Investment Ltd	188,000	620,131
China Pacific Insurance Group Co Ltd	145,300	516,354
China Shenhua Energy Co Ltd	146,500	281,278
CNOOC Ltd - ADR	2,200	264,858
GCL-Poly Energy Holdings Ltd	1,245,000	171,240
Haier Electronics Group Co Ltd	153,581	257,994
Industrial & Commercial Bank of China Ltd	1,276,000	727,946
Lenovo Group Ltd	226,000	146,459
PetroChina Co Ltd	370,000	253,630
Sands China Ltd	158,800	607,598
Tencent Holdings Ltd	35,400	855,021
Tianhe Chemicals Group Ltd [1,2,3,4]	668,000	60,270
Trina Solar Ltd - ADR [1]	42,000	346,500
		8,686,580
Greece – 0.6%
Alpha Bank AE [1]	78,758	158,849

India – 9.3%
Axis Bank Ltd - GDR	9,637	394,187
ICICI Bank Ltd - ADR	73,674	558,449
Infosys Ltd - ADR	30,700	504,401
Larsen & Toubro Ltd - GDR	16,899	392,811
Reliance Industries Ltd - GDR [2]	24,913	751,127
		2,600,975
Indonesia – 2.1%
Bank Rakyat Indonesia Persero Tbk PT	676,000	597,097

Mexico – 5.5%
Cemex SAB de CV - ADR [1]	74,251	568,020
Fomento Economico Mexicano SAB de CV - ADR	1,800	161,100
Grupo Financiero Banorte SAB de CV	85,600	468,860
Grupo Mexico SAB de CV	147,800	356,612
		1,554,592
Pakistan – 0.8%
United Bank Ltd	124,600	220,368

Qatar – 0.8%
Industries Qatar QSC	7,422	217,953

Russia – 4.8%
Lukoil PJSC	11,765	506,393
PhosAgro OJSC - GDR	20,606	284,363
Sberbank of Russia PJSC	64,163	559,066
		1,349,822
South Africa – 5.5%
AngloGold Ashanti Ltd - ADR [1]	20,100	440,391
FirstRand Ltd	86,686	303,345
Naspers Ltd	3,542	555,822
Sasol Ltd	9,711	258,398
		1,557,956
South Korea – 13.7%
Hana Financial Group Inc	16,787	413,323
Hyundai Motor Co	4,012	473,385
POSCO	1,285	260,375
Samsung Electronics Co Ltd	1,361	1,872,705
Samsung Life Insurance Co Ltd	3,093	269,087
SK Hynix Inc	18,233	561,469
		3,850,344
Switzerland – 1.3%
Dufry AG [1]	3,143	361,670

Taiwan – 8.0%
Delta Electronics Inc	79,888	421,382
E.Sun Financial Holding Co Ltd	339,900	189,827
Mega Financial Holding Co Ltd	398,000	312,111
Taiwan Semiconductor Manufacturing Co Ltd - ADR	47,700	1,325,106
		2,248,426
Thailand – 1.8%
Kasikornbank PLC - NVDR	89,000	505,972

Turkey – 1.0%
Turkiye Halk Bankasi AS	106,466	281,031

Total Common Stocks (Cost $23,777,563)		24,812,342

Preferred Stocks – 7.8%
Brazil – 7.8%
Gerdau SA	143,055	337,610
Itau Unibanco Holding SA	96,394	1,007,317
Telefonica Brasil SA	23,349	353,504
Vale SA	106,600	491,426
		2,189,857

Total Preferred Stocks (Cost $1,650,924)		2,189,857

Exchange Traded Funds – 2.7%
India – 2.7%
iShares MSCI India ETF	25,900	765,345

Total Exchange Traded Funds (Cost $749,676)		765,345

Total Investments – 98.8% (Cost $26,178,163)		27,767,544

Other Assets in Excess of Liabilities – 1.2%		336,591

Net Assets – 100.0%		$28,104,135

[1]	Non-income producing security
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At July 31, 2016, the value of these securities amounted to $935,869 or 3.3% of net assets.

[3]	Illiquid security. At July 31, 2016, the value of these securities amounted to $60,270 or 0.2% of net assets.
[4]	Security was fair valued in good faith by the Board of Trustees at July 31, 2016. At July 31, 2016, the value of these securities amounted to$60,270 or 0.2% of net assets.

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non–Voting Depositary Receipt
PLC	– Public Limited Company
ETF	– Exchange Traded Fund

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows+:

Tax Cost of Investments		$ 26,198,257
Gross Tax Unrealized Appreciation		3,160,357
Gross Tax Unrealized Depreciation		(1,591,070)
Net Tax Unrealized Appreciation (Depreciation)		$ 1,569,287

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Industry Breakdown	% of Net Assets
Financials	32.1%
Information Technology	24.4%
Materials	11.0%
Consumer Discretionary	9.7%
Energy	8.2%
Telecommunication Services	3.6%
Industrials	3.6%
Exchange Traded Funds	2.7%
Consumer Staples	2.4%
Utilities	1.1%
Other Assets in Excess of Liabilities	1.2%
100.0%

SUMMARY OF FAIR VALUE DISCLOSURE	July 31, 2016 (Unaudited)

Security Valuation.  The Oaktree Funds (the "Funds") have adopted accounting principles generally accepted in the United States of America (“GAAP”).  GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability.  Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs are directly or indirectly observable.  Any foreign securities for which the fair value factor has been applied at July 31, 2016, are categorized as Level 2.

Level 3 – Valuations for which one or more significant inputs are unobservable.  These inputs reflect the Funds' assessment of the assumptions that market participants use to value the investment based on the best available information.

The Funds account for the transfer of assets into or out of each fair-value hierarchy level at the beginning of the reporting period. There were no transfers between levels during the period.

All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.

Funds that invest in equity securities that are traded primarily on non-U.S. exchanges or markets use a pricing service to provide fair value pricing data with respect to certain security holdings.  The pricing service covers most equity securities traded outside of the United States for which there are more than 180 days of pricing history.  The use of the pricing service is designed to capture events after a foreign exchanges closes that may affect the value of certain holdings of certain Funds' securities traded on those foreign exchanges.

Foreign equity and debt securities are priced in their local currencies as of the close of their primary exchange or market, or as of the Valuation Time, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a pricing service.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange.

Debt securities are valued in accordance with prices supplied by an approved pricing service.  Pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities.

Forward currency contracts are valued at the mean between the bid and asked prices. Quotations are available from a pricing service for regularly scheduled settlement dates.

The Board of Trustees (the "Board") has delegated certain functions to various parties with respect to the valuation of the Funds' holdings.  The Valuation Oversight Committee is comprised of members of the Board that are not "interested persons" of the Funds.  The Pricing Committee is comprised of employees of Oaktree Capital Management, L.P. (the "Adviser").  The Board has directed the Pricing Committee to monitor pricing and valuation matters at the direction of the Valuation Oversight Committee (each a "Committee" and together, the "Committees").  The Committees determine the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate.  At July 31, 2016, the Emerging Markets Fund held one security fair valued in good faith by the Board, with a market value of $60,270 or 0.2% of net assets.

The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of July 31, 2016.

High Yield Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$–	$23,691,262	$–	$23,691,262
Real Estate Investment Trusts (REITs)	–	636,200	–	636,200
Bank Loans	–	353,440	–	353,440
Total [1]	$–	$24,680,902	$–	$24,680,902
Forward Currency Contracts	$–	$290	$–	$290
Total	$–	$290	$–	$290

Liabilities
Forward Currency Contracts	$–	$(28,350)	$–	$(28,350)
Total	$–	$(28,350)	$–	$(28,350)

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$7,428,784	$17,323,288	$60,270	$24,812,342
Preferred Stock	2,189,857	–	–	2,189,857
Exchange Traded Funds	765,345	–	–	765,345
Total [1]	$10,383,986	$17,323,288	$60,270	$27,767,544

[1] See the Schedules of Investments for further disaggregation of investment categories.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Oaktree Funds

By (Signature and Title)  /s/ John Sweeney
  John Sweeney, President

Date  September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Sweeney
John Sweeney, President

Date  September 29, 2016

By (Signature and Title)*  /s/ Susan Gentile
Susan Gentile, Chief Financial Officer

Date  September 29, 2016